1998 ANNUAL REPORT


IDS
Bond Fund
(prospectus enclosed)

(icon of) Greek column

The goal of IDS Bond Fund, Inc. is to provide shareholders with a high level of current income while attempting to conserve the value of the investment and to continue a high level of income for the longest period of time. The Fund invests primarily in corporate bonds and other debt securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

             AMERICAN EXPRESS Financial Advisors (logo)

             Distributed by American Express Financial Advisors Inc.

(icon of) Greek column

Striking a balance among bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government -- the bond issuer -- that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest, which varies by bond quality. (The lower the quality, the higher the interest.)

Bond Fund invests largely in high-quality bonds, but includes some lower-quality and even some foreign bonds seeking to boost the return. The portfolio manager shifts this mix, as well as the balance between corporate and government bonds, as investment conditions dictate. In doing so, the Fund seeks to maximize the long-term return potential for investors.

Contents

The purpose of this annual report is to tell investors how the Fund performed.

(icon of) one open book inside of another

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

    1998 annual report

    From the chairman                                                4
    From the portfolio manager                                       4
    The Fund's ten largest holdings                                  6
    Making the most of the Fund                                      7
    The Fund's long-term performance                                 8
    Independent auditors' report                                     9
    Financial statements                                            10
    Notes to financial statements                                   13
    Investments in securities                                       24
    IDS mutual funds                                                46
    Federal income tax information                                  50

    1998 prospectus

    The Fund in brief                                               3p
    Goal                                                            3p
    Investment policies and risks                                   3p
    Manager and distributor                                         3p
    Portfolio manager                                               3p
    Alternative purchase arrangements                               3p

    Sales charge and Fund expenses                                  4p

    Performance                                                     6p
    Financial highlights                                            6p
    Total returns                                                   8p
    Yield                                                          10p

    Investment policies and risks                                  11p
    Facts about investments and their risks                        11p
    Alternative investment option                                  15p
    Valuing Fund shares                                            16p

    How to purchase, exchange or redeem shares                     17p
    Alternative purchase arrangements                              17p
    How to purchase shares                                         20p
    How to exchange shares                                         23p
    How to redeem shares                                           23p
    Reductions and waivers of the sales charge                     28p

    Special shareholder services                                   33p
    Services                                                       33p
    Quick telephone reference                                      33p

    Distributions and taxes                                        34p
    Dividend and capital gain distributions                        34p
    Reinvestments                                                  35p
    Taxes                                                          35p
    How to determine the correct TIN                               37p

    How the Fund is organized                                      38p
    Shares                                                         38p
    Voting rights                                                  38p
    Shareholder meetings                                           38p
    Board members and officers                                     38p
    Investment manager                                             40p
    Administrator and transfer agent                               40p
    Distributor                                                    41p

    About American Express Financial Corporation                   42p
    General information                                            42p
    Year 2000                                                      43p

    Appendices                                                     44p
    Description of corporate bond ratings                          44p
    Descriptions of derivative instruments                         46p

(This annual report is not part of the prospectus.)

 To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that this past August, when turmoil in foreign financial markets spawned a sharp drop in the U.S. stock market.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.


      William R. Pearce
      (picture of) William Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A strong bond market in the U.S. countered the effect of a steep decline in emerging market bonds and ultimately led to a positive performance for IDS Bond Fund during the past 12 months. For the fiscal year -- September 1997 through August 1998 -- the Fund's Class A shares generated a total return (net asset value change and dividends) of 6.3% for the fiscal year.

      Despite relatively robust economic growth, the inflation rate remained remarkably low during the period. Against that backdrop, long-term interest rates followed a generally declining path. Using the yield on the 30-year Treasury bond as a measuring stick, long rates went from about 6.7% in September of last year to about 5.3% this past August. Because bond prices move in the opposite directions of interest rates, the U.S. bond market, particularly long-term Treasury issues, benefited accordingly.

      Working in the Fund's favor during the year was the slightly long duration of its portfolio, a strategy that increases its sensitivity to interest rate changes -- the longer the duration, the greater the sensitivity. Therefore, when rates came down, the Fund's net asset value benefited more than it would have with a neutral duration.

(This annual report is not part of the prospectus.)

      A mix of assets

      I kept the portfolio well diversified during the period. The majority of investments were in investment-grade, or high-quality, bonds, including those issued by U.S. corporations and the federal government and its agencies. To boost the Fund's yield, I also maintained an exposure to high-yield corporate bonds and emerging market bonds (those issued by governments of developing foreign countries).

      Overall, U.S. Treasury bonds performed best by far, as they benefited the most from the interest-rate decline sparked in part by a so-called "flight to quality" -- that is, heavy buying on the part of investors who wanted to move their money out of slumping emerging market bonds. Although the Fund's exposure to emerging markets was small (about 7% of assets), the severity of the decline was enough to penalize the Fund's net asset value. The Fund's holdings among corporate and mortgage-backed bonds, on the other hand, performed positively, but lagged well behind Treasury bonds' gain.

      As the new fiscal year begins, we have yet to see any indication that inflation is about to pick up. If that continues, as I expect, a meaningful rise in long-term interest rates seems unlikely. As for the emerging markets, I think the worst is probably over, though the volatility is likely to stay with us. My focus will remain on shoring up the Fund's dividend with a moderate exposure to high-yield U.S. corporate bonds, complemented by a small amount of emerging market issues.




      Fred Quirsfeld
      (picture of) Fred Quirsfeld
      Fred Quirsfeld
      Portfolio manager

Class A
 12-month performance
(All figures per share)
Net asset value (NAV)

Aug. 31, 1998         $5.11
Aug. 31, 1997         $5.22
Decrease              $0.11

Distributions
Sept. 1, 1997 - Aug. 31, 1998

From income           $0.38
From capital gains    $0.06
Total distributions   $0.44

Total return*         +6.3%**

Class B
 12-month performance
(All figures per share)
Net asset value (NAV)

Aug. 31, 1998         $5.11
Aug. 31, 1997         $5.22
Decrease              $0.11

Distributions
Sept. 1, 1997 - Aug. 31, 1998

From income           $0.34
From capital gains    $0.06
Total distributions   $0.40

Total return*         +5.5%**

Class Y
 12-month performance
(All figures per share)
Net asset value (NAV)

Aug. 31, 1998         $5.11
Aug. 31, 1997         $5.22
Decrease              $0.11

Distributions
Sept. 1, 1997 - Aug. 31, 1998

From income           $0.38
From capital gains    $0.06
Total distributions   $0.44

Total return*         +6.4%**


* The prospectus discusses the effect of sales charges, if any, on the various classes.

** The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not part of the prospectus.)

The Fund's ten largest holdings

                                       Percent                        Value
                        (of Fund's net assets)         (as of Aug. 31, 1998)

Virginia Electric Power                   .91%                  $36,502,900
6.75% 2007

New York Telephone                        .78                    31,024,591
9.38% 2031

Viacom Intl                               .75                    29,961,563
8.00% 2006

Connecticut Light & Power                 .75                    29,942,550
7.75% 2002

Scotland Bank                             .58                    23,304,400
8.80% 2004

Ford Capital                              .58                    23,239,358
9.50% 2010

Bistro Trust                              .58                    23,022,773
9.50% 2002

Tenet Healthcare                          .56                    22,363,586
8.13% 2008

USX-Marathon Group                        .56                    22,223,075
9.38% 2022

Salomon                                   .53                    21,211,050
7.00% 1999

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

(icon of) pie chart

The ten holdings listed here make up 6.58% of the Fund's net assets

(This annual report is not part of the prospectus.)

 Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

      Three ways to benefit from a mutual fund:

     o your shares increase in value when the Fund's investments do well

     o you receive capital gains when the gains on investments sold by the Fund exceed losses

     o   you  receive  income  when  the  Fund's  stock  dividends,   interest
         and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

(This annual report is not part of the prospectus.)

 The Fund's long-term performance

      Assumes: oHolding period from 9/1/88 to 8/31/98. oReturns do not reflect taxes payable on distributions. oReinvestment of all income and capital gain distributions for the Fund, with a value of $14,353. Also see "Performance" in the Fund's current prospectus.

      The Lehman Aggregate Bond Index is made up of a representative list of government and corporate bonds as well as asset-backed securities. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in Bond Fund.

                  How your $10,000 has grown in IDS Bond Fund

                                                                         $24,180
                                                                       Bond Fund
                                                                         Class A
$20,000

                        Lehman Aggregate
                              Bond Index

$10,000


 $9,500




'88     '89     '90     '91     '92     '93    '94    '95    '96    '97    '98

 Average annual total return
 (as of Aug. 31, 1998)
                           1 year       Since inception*  5 years    10 years
 Class A                   +0.99%                 --%      +5.91%      +9.23%
 Class B                   +1.59%                 +8.31%      --%         --%
 Class Y                   +6.40%                 +9.99%      --%         --%

*Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to a widely cited performance measure, the Lehman Aggregate Bond Index. In comparing Bond Fund (Class A) with this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #48  to
Registration Statement No. 2-51586 filed on or about October 27, 1998 are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

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IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

IDS mutual funds

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

(This annual report is not part of the prospectus.)

    Federal income tax information

    IDS Bond Fund Inc.

    The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

    IDS Bond Fund, Inc.
    Fiscal year ended Aug. 31, 1998

    Class A
    Income distributions
    taxable as dividend income, 0.96% qualifying for deduction by corporations.

    Payable date                                                      Per share
    Sept. 25, 1997                                                     $0.03028
    Oct. 28, 1997                                                       0.03190
    Nov. 25, 1997                                                       0.03027
    Dec. 26, 1997                                                       0.05066
    Jan. 28, 1998                                                       0.03041
    Feb. 26, 1998                                                       0.02930
    March 26, 1998                                                      0.02921
    April 28, 1998                                                      0.02943
    May 27, 1998                                                        0.02983
    June 25, 1998                                                       0.02834
    July 27, 1998                                                       0.02842
    Aug. 26, 1998                                                       0.02934
    Total                                                              $0.37739

(This annual report is not part of the prospectus.)

    Capital gain distribution taxable as long-term capital gain.
    Payable date                                                      Per share

    Dec. 26, 1997                                                      $0.06087
    Total distributions                                                $0.43826

    The distribution of $0.11153 per share, payable Dec. 26, 1997, consisted of $0.02986 derived from net investment income, $0.02080 from net short-term capital gains (a total of $0.05066 taxable as dividend income) and $0.06087 from net long-term capital gains.

    The long-term gains distribution is divided into two rate categories: 28% $0.04465 and 20% - $0.01622.

    Class B
    Income distributions
    taxable as dividend income, 0.96% qualifying for deduction by corporations.

    Payable date                                                      Per share
    Sept. 25, 1997                                                     $0.02712
    Oct. 28, 1997                                                       0.02827
    Nov. 25, 1997                                                       0.02719
    Dec. 26, 1997                                                       0.04725
    Jan. 28, 1998                                                       0.02681
    Feb. 26, 1998                                                       0.02614
    March 26, 1998                                                      0.02617
    April 28, 1998                                                      0.02583
    May 27, 1998                                                        0.02667
    June 25, 1998                                                       0.02518
    July 27, 1998                                                       0.02492
    Aug. 26, 1998                                                       0.02610
    Total                                                              $0.33765

(This annual report is not part of the prospectus.)

Federal income tax information

IDS Bond Fund, Inc.

    Capital gain distribution taxable as long-term capital gain.
    Payable date                                                      Per share
    Dec. 26, 1997                                                      $0.06087
    Total distributions                                                $0.39852

    The distribution of $0.10812 per share, payable Dec. 26, 1997, consisted of $0.02645 derived from net investment income, $0.02080 from net short-term capital gains (a total of $0.04725 taxable as dividend income) and $0.06087 from net long-term capital gains.

    The long-term gains distribution is divided into two rate categories: 28% $0.04465 and 20% - $0.01622.

    Class Y
    Income distributions
    taxable as dividend income, 0.96% qualifying for deduction by corporations.

    Payable date                                                      Per share
    Sept. 25, 1997                                                     $0.03058
    Oct. 28, 1997                                                       0.03225
    Nov. 25, 1997                                                       0.03056
    Dec. 26, 1997                                                       0.05099
    Jan. 28, 1998                                                       0.03076
    Feb. 26, 1998                                                       0.02961
    March 26, 1998                                                      0.02951
    April 28, 1998                                                      0.02978
    May 27, 1998                                                        0.03013
    June 25, 1998                                                       0.02864
    July 27, 1998                                                       0.02875
    Aug. 26, 1998                                                       0.02965
    Total                                                              $0.38121

(This annual report is not part of the prospectus.)

    Capital gain distribution taxable as long-term capital gain.

    Payable date                                                      Per share
    Dec. 26, 1997                                                      $0.06087
    Total distributions                                                $0.44208

    The distribution of $0.11186 per share, payable Dec. 26, 1997, consisted of $0.03019 derived from net investment income, $0.02080 from net short-term capital gains (a total of $0.05099 taxable as dividend income) and $0.06087 from net long-term capital gains.

    The long-term gains distribution is divided into two rate categories: 28% - $0.04465 and 20% - $0.01622.

(This annual report is not part of the prospectus.)

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

(back cover)

Quick telephone reference*

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions


*You may experience delays when call volumes are high.


AMERICAN EXPRESS Financial Advisors (logo)


IDS Bond Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.